OTHER FEES AND COMMISSIONS (Tables)	12 Months Ended
Dec. 31, 2013
Fees And Commissions Tables [Abstract]
Brokers And Dealers Disclosure Tables [Text Block]
Other fees and commissions for the years ended December 31, comprised:
	2011	2012	2013
	(EUR in millions)
Custody, brokerage & investment banking	62	67	94
Retail lending fees	41	39	26
Corporate lending fees	137	136	152
Banking fees & similar charges	171	199	204
Fund management fees	25	15	17
Total	436	456	493